CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Natural gas sales	$ 109,753	$ 165,461	$ 188,453
Oil sales	142,669	389,770	231,837
Total oil and gas sales	252,422	555,231	420,290
Operating expenses:
Production taxes	10,286	23,797	14,524
Gathering and transportation	14,298	12,897	17,245
Lease operating	64,502	60,283	52,844
Exploration	70,694	19,403	33,423
Depreciation, depletion and amortization	321,323	378,275	337,134
General and administrative, net	23,541	32,379	34,767
Impairment of oil and gas properties	801,347	60,268	652
Loss on sale of oil and gas properties	112,085		2,033
Total operating expenses	1,418,076	587,302	492,622
Operating loss	(1,165,654)	(32,071)	(72,332)
Other income (expenses):
Gain on sale of marketable securities			7,877
Gain (loss) from derivative financial instruments	2,676	8,175	(8,388)
Net gain (loss) on extinguishment of debt	78,741		(17,854)
Other income	1,275	727	1,059
Interest expense	(118,592)	(58,631)	(73,242)
Total other income (expenses)	(35,900)	(49,729)	(90,548)
Loss from continuing operations before income taxes	(1,201,554)	(81,800)	(162,880)
Benefit from income taxes	154,445	24,689	56,157
Loss from continuing operations	(1,047,109)	(57,111)	(106,723)
Income from discontinued operations, net of income taxes			147,752
Net income (loss)	$ (1,047,109)	$ (57,111)	$ 41,029
Net income (loss) per share:
Loss from continuing operations, Basic and diluted	$ (113.53)	$ (6.20)	$ (11.09)
Income from discontinued operations, Basic and diluted			15.36
Net income (loss), Basic and diluted	$ (113.53)	(6.20)	4.27
Dividends per common share		$ 2.50	$ 1.88
Basic and diluted weighted average shares outstanding	9,223	9,309	9,311